UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21275


                           TURNAROUND INVESTMENT TRUST
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


 Julian G. Winters, 116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922


                   Date of fiscal year end: February 29, 2004
                                            -----------------


                   Date of reporting period: February 29, 2004
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.



________________________________________________________________________________


                             THE TURNAROUND FUND(TM)

________________________________________________________________________________

                   a series of the Turnaround Investment Trust





                                  Annual Report



                      FOR THE YEAR ENDED FEBRUARY 29, 2004



                               INVESTMENT ADVISOR
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015


                                 TURNAROUND FUND
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Turnaround Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.

                             THE TURNAROUND FUND(TM)

                                                                  April 28, 2004

Dear Shareholder:

Enclosed for your review is the annual report for the Turnaround Fund(TM) for its inaugural fiscal year. We are pleased with the Fund's performance during its first year. The Fund was up 45.90% from inception on April 9, 2003 through February 29, 2004. By way of comparison, the S&P 500 Total Return index was up 34.27% for the same period.

Overview

There's a perennial debate among market analysts and commentators on the short-term direction of the stock market. Trying to distinguish whether we're in a "bull" or "bear" market is, in our view, a false dichotomy --- and the issue serves as a detriment to the long-term financial health of investors.

Rather than expending energy trying to divine the short-term direction of market indices, we spend our time reviewing and analyzing the businesses that the Fund owns or is considering owning.

Our methodology is simple enough to explain: We compare the value of a stock to the underlying business value. If our measure of business value substantially exceeds the value of the stock, we're interested in buying. Trying to predict the economy, the price of oil, the value of the dollar, and/or political events is beyond our ken. As uncompromising bargain hunters, our focus is to identify and allocate capital to businesses we believe are substantially undervalued by the stock market.

Portfolio holdings

The Fund purchased companies in its portfolio that we believe are "soft turnarounds", meaning they are facing temporary problems from internal (operational) and/or external (industry, economic) forces. Examples of soft turnarounds that were in the Fund at fiscal year end include Boeing (BA)(4.85%), Hasbro (HAS)(3.26%) and Bristol-Meyers Squibb (BMY)(4.36%).

The Fund also purchased companies that we believe are "hard turnarounds," meaning that they have undergone significant upheaval, such as a recent emergence from bankruptcy or a significant, material change to their operations. Examples of hard turnarounds in the Fund at fiscal year end include Conseco
(CNO)(2.95%), Warnarco (WRNC)(2.22%) and Del Monte (DLM)(2.84%).

The Fund also purchased companies that don't fit neatly into the "turnaround" category. In this "other" category, we're interested in owning companies that we believe are considerably mispriced by the stock market, e.g., business value significantly exceeds stock price. We use proprietary valuation metrics, some of which differ markedly from the classic measures of value used on Wall Street. An example of a holding at fiscal year end in this category is Commerce Bank
(CBH)(15.84%).

Concentrated Portfolio

We don't understand the predominance of "closet index funds" in the mutual fund marketplace (i.e., funds that own so many positions that their portfolios and performance ends up mirroring their comparative market indices). We believe most shareholders in these funds would be better off investing in index funds and saving on fees.

The Turnaround Fund(TM) is not going to be accused of being a closet index fund. We concentrate the Fund's capital in what we believe are our very best ideas. When the Fund's fiscal year ended February 29, the Fund owned only 27 stocks, with about 60% of the Fund's capital concentrated in our top ten stock ideas. Expect roughly the same level of concentration in the future.

Performance Discussion

We don't manage the Fund with an eye toward sector weightings or by trying to identify what sector will be most successful in the near or long-term. Instead, our focus has been on identifying companies we believed to be undervalued in the market that will, over time, outperform the market in general. For example, while it's true that technology had quite a bounce in 2003, it was not necessary to be invested in tech to outperform the S&P 500. The Turnaround Fund(TM) had zero invested in tech in 2003.

We also don't manage the Fund with an eye toward short-term performance. Of course we're happy that the fund outperformed the S&P Total Return Index by over 10% in our first fiscal year. But we believe that outperforming the S&P Total Return Index over a time period of less than 3-5 years may be more due to luck than anything else. The Fund is focused on outperformance over the long haul, so the Fund's positions are taken, generally, with at least a 3-5 year timeframe in mind. We were committed to this disciplined approach to investing throughout the year.



Arne Alsin                                  Glenn Surowiec
arne@alsincapital.com                       glenn@alsincapital.com
---------------------                       ----------------------

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are "forward-looking statements" within the meaning of various provisions of the Securities Act of 1933 and Securities Exchange Act of 1934, as amended. Forward-looking statements are beyond the ability of the Fund to control and in many cases the Fund cannot predict what factors would cause actual results to differ materially from those indicated by the forward-looking statements. Forward-looking statements are subject to certain risks and uncertainties and no assurance can be given those actual results or events will not differ materially from those indicated by the forward-looking statements.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, small company risk, portfolio turnover risk, non diversified fund risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus. For more information about the Fund, including additional information about risks, charges and expenses, and investment objective and strategies, please obtain a prospectus by calling Shareholder Services at 1-800-773-3863. Please read the prospectus carefully before investing. An investor should carefully consider a fund's investment objectives and risks and its charges and expenses, before investing since these factors will directly affect future returns.

                             THE TURNAROUND FUND(TM)


                     Performance Update - $10,000 Investment
               For the period from April 9, 2003 (Date of Initial
                     Public Investment) to February 29, 2004

[CHART HERE]

--------------------------------------------------------------------------------
                         The Turnaround            S&P 500 Total
                              Fund                 Return Index
--------------------------------------------------------------------------------
       4/9/2003             $10,000                  $10,000
      4/30/2003              10,480                   10,594
      5/31/2003              10,840                   11,152
      6/30/2003              10,870                   11,294
      7/31/2003              11,530                   11,493
      8/31/2003              11,940                   11,717
      9/30/2003              12,010                   11,593
     10/31/2003              12,670                   12,249
     11/30/2003              13,100                   12,356
     12/31/2003              13,931                   13,004
      1/31/2004              14,307                   13,243
      2/29/2004              14,590                   13,427



This graph depicts the performance of The Turnaround FundTM (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                             Cumulative Total Return
                         -------------------------------
                             Since 04/09/03 (Date of
                           Initial Public Investment)
                         -------------------------------
                                     45.90 %
                         -------------------------------


>> The graph assumes an initial $10,000 investment at April 9, 2003 (date of initial public investment). All dividends and distributions are reinvested.

>>   At February 29, 2004, the value of the Fund would have increased to $14,590
     - a cumulative total investment return of 45.90% since April 9, 2003.

>> At February 29, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $13,427 - a cumulative total investment return of 34.27% since April 9, 2003.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                       THE TURNAROUND FUND(TM)

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 29, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.86%

      Advertising - 1.30%
        (a)Catalina Marketing ................................................                     10,000               $   174,700
                                                                                                                        -----------

      Aerospace / Defense - 4.85%
           The Boeing Co. ....................................................                     15,000                   650,550
                                                                                                                        -----------

      Airlines - 4.26%
        (a)JetBlue Airways Corporation .......................................                     24,000                   571,200
                                                                                                                        -----------

      Apparel - 6.62%
           Liz Claiborne, Inc. ...............................................                     16,000                   590,400
        (a)The Warnaco Group, Inc. ...........................................                     17,000                   297,500
                                                                                                                        -----------
                                                                                                                            887,900
                                                                                                                        -----------
      Banks - 15.84%
           Commerce Bancorp, Inc. ............................................                     35,000                 2,123,450
                                                                                                                        -----------

      Business Services - 0.89%
           Automatic Data Processing .........................................                      2,800                   118,860
                                                                                                                        -----------

      Commercial Services - 1.21%
           H&R Block, Inc. ...................................................                      3,000                   162,150
                                                                                                                        -----------

      Entertainment - 2.60%
        (a)Six Flags, Inc. ...................................................                     47,000                   348,270
                                                                                                                        -----------

      Food - 2.84%
        (a)Del Monte Foods Company ...........................................                     35,000                   381,500
                                                                                                                        -----------

      Healthcare - Products - 2.85%
        (a)Haemonetics Corporation ...........................................                     13,200                   382,668
                                                                                                                        -----------

      Healthcare - Services - 9.23%
           HCA Inc. ..........................................................                     16,000                   680,320
           IMS Health Incorporated ...........................................                      6,000                   148,680
        (a)Tenet Healthcare Corporation ......................................                     34,000                   408,680
                                                                                                                        -----------
                                                                                                                          1,237,680
                                                                                                                        -----------
      Insurance - 13.37%
           Aon Corporation ...................................................                     16,000                   419,680
        (a)Conseco, Inc. .....................................................                     18,000                   395,100
           Marsh & McLennan Companies, Inc. ..................................                     11,000                   527,890
           SAFECO Corporation ................................................                     10,000                   450,000
                                                                                                                        -----------
                                                                                                                          1,792,670
                                                                                                                        -----------

                                                                                                                      (Continued)

                                                       THE TURNAROUND FUND(TM)

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 29, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Media - 1.27%
  (a)Liberty Media Corp. .....................................................                     15,000                $  171,000
                                                                                                                        -----------

Metal Fabricate / Hardware - 1.20%
     Mueller Industries, Inc. ................................................                      5,000                   161,200
                                                                                                                        -----------

Miscellaneous Manufacturing - 5.53%
     Eastman Kodak Company ...................................................                     26,000                   742,040
                                                                                                                        -----------

Pharmaceuticals - 11.60%
     Bristol-Myers Squibb Company ............................................                     21,000                   584,220
     Merck & Co. Inc. ........................................................                      9,000                   432,720
     Schering-Plough Corp. ...................................................                     30,000                   538,800
                                                                                                                        -----------
                                                                                                                          1,555,740
                                                                                                                        -----------
Retail - 1.92%
     Blockbuster Inc. ........................................................                     15,000                   257,700
                                                                                                                        -----------

Savings & Loans - 4.22%
     Washington Federal Inc. .................................................                     21,800                   565,928
                                                                                                                        -----------

Toys / Games / Hobbies - 3.26%
     Hasbro, Inc. ............................................................                     20,000                   437,400
                                                                                                                        -----------


     Total Common Stocks (Cost $11,061,679) .............................................................                12,722,606
                                                                                                                        -----------

INVESTMENT COMPANIES - 6.06%

      Evergreen Institutional U.S. Government Money Market Fund Class IN #436                     614,769                   614,769
      Evergreen Institutional Money Market Fund Class IN #495 ................                    197,624                   197,624
                                                                                                                        -----------

           Total Investment Companies (Cost $812,393) ........................                                              812,393
                                                                                                                        -----------


Total Value of Investments (Cost $11,874,072 (b)) ............................                     100.92 %             $13,534,999
Liabilities in Excess of Other Assets ........................................                       (.92)%                (122,769)
                                                                                                   -------              -----------

      Net Assets .............................................................                     100.92 %             $13,412,230
                                                                                                   ======               ===========






                                                                                                                      (Continued)

                                                       THE TURNAROUND FUND(TM)

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 29, 2004




      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  federal  income  tax  purposes  is  $11,876,109.
           Unrealized   appreciation   /   (depreciation)    (depreciation)   of
           investments  for financial  reporting and federal income tax purposes is as follows:


Unrealized appreciation ..........................................................................                      $ 1,734,558
Unrealized depreciation ..........................................................................                          (75,668)
                                                                                                                        -----------

           Net unrealized appreciation ...........................................................                      $ 1,658,890
                                                                                                                        ===========



































See accompanying notes to financial statements

                                                       THE TURNAROUND FUND(TM)

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 29, 2004


ASSETS
      Investments, at value (cost $11,874,072) ..............................................................           $13,534,999
      Income receivable .....................................................................................                 4,394
      Receivable for fund shares sold .......................................................................                68,088
      Prepaid expenses ......................................................................................                19,483
      Due from advisor (note 2) .............................................................................                10,086
                                                                                                                        -----------

           Total assets .....................................................................................            13,637,050
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ......................................................................................                16,259
      Payable for investment purchases ......................................................................               208,561
                                                                                                                        -----------

           Total liabilities ................................................................................               224,820
                                                                                                                        -----------

NET ASSETS
      (applicable to 932,023 shares outstanding; unlimited number
       of $0.001 per share par value beneficial interest shares are authorized) .............................           $13,412,230
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE PER SHARE
      ($13,412,230 / 932,023 shares) ........................................................................           $     14.39
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................           $11,649,979
      Undistributed net realized gain on investments ........................................................               101,324
      Net unrealized appreciation on investments ............................................................             1,660,927
                                                                                                                        -----------
                                                                                                                        $13,412,230
                                                                                                                        ===========




















See accompanying notes to financial statements


                                                       THE TURNAROUND FUND(TM)

                                                       STATEMENT OF OPERATIONS

                                                  For the Period from April 9, 2003
                                                 (Date of Initial Public Investment)
                                                     through February 29, 2004

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $    51,575
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    48,546
           Fund administration fees (note 2) ............................................................                     8,496
           Custody fees .................................................................................                     5,225
           Registration and filing administration fees (note 2) .........................................                     6,206
           Fund accounting fees (note 2) ................................................................                    24,075
           Audit & tax fees .............................................................................                    17,500
           Legal fees ...................................................................................                    14,639
           Securities pricing fees ......................................................................                     1,665
           Shareholder servicing fees ...................................................................                       485
           Shareholder recordkeeping fees (note 2) ......................................................                    18,725
           Other accounting fees (note 2) ...............................................................                    12,846
           Shareholder servicing expenses ...............................................................                     4,152
           Registration and filing expenses .............................................................                    32,305
           Printing expenses ............................................................................                     2,053
           Trustee fees and meeting expenses ............................................................                     9,537
           Other operating expenses .....................................................................                     8,050
                                                                                                                        -----------

               Total expenses ...........................................................................                   214,505
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) .....................................................                   (81,016)
                    Investment advisory fees waived (note 2) ............................................                   (48,546)
                                                                                                                        -----------

               Net expenses .............................................................................                    84,943
                                                                                                                        -----------

                    Net investment loss .................................................................                   (33,368)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   252,933
      Change in unrealized appreciation on investments ..................................................                 1,660,927
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 1,913,860
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,880,492
                                                                                                                        ===========





See accompanying notes to financial statements


                                                       THE TURNAROUND FUND(TM)

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Period from April 9, 2003
                                                 (Date of Initial Public Investment)
                                                      through February 29, 2004



INCREASE IN NET ASSETS

     Operations
         Net investment loss .........................................................................                $     (33,368)
         Net realized gain from investment transactions ..............................................                      252,933
         Change in unrealized appreciation on investments ............................................                    1,660,927
                                                                                                                        -----------

              Net increase in net assets resulting from operations ...................................                    1,880,492
                                                                                                                        -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ..............................................                     (118,241)
                                                                                                                        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ........................                   11,649,979
                                                                                                                        -----------

                     Total increase in net assets ....................................................                   13,412,230

NET ASSETS

     Beginning of period .............................................................................                            0
                                                                                                                        -----------

     End of period ...................................................................................                  $13,412,230
                                                                                                                        ===========



(a) A summary of capital share activity follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Shares         Value
------------------------------------------------------------------------------------------------------------------------------------

Shares sold ..........................................................................................       985,674    $12,380,406

Shares issued for reinvestment of distributions ......................................................         8,777        117,439
                                                                                                         -----------    -----------

                                                                                                             994,451     12,497,845

Shares redeemed ......................................................................................       (62,428)      (847,866)
                                                                                                         -----------    -----------

     Net increase ....................................................................................       932,023    $11,649,979
                                                                                                         ===========    ===========







See accompanying notes to financial statements


                                                       THE TURNAROUND FUND(TM)

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                  For the Period from April 9, 2003
                                                 (Date of Initial Public Investment)
                                                      through February 29, 2004


Net asset value, beginning of period ...............................................................                  $     10.00

      Income from investment operations
           Net investment loss .....................................................................                        (0.04)
           Net realized and unrealized gain on investments .........................................                         4.62
                                                                                                                      -----------

               Total from investment operations ....................................................                         4.58
                                                                                                                      -----------

      Distributions to shareholders from
           Net realized gain from investment transactions ..........................................                        (0.19)
                                                                                                                      -----------

Net asset value, end of period .....................................................................                  $     14.39
                                                                                                                      ===========

Total return .......................................................................................                        45.90 %
                                                                                                                      ===========


Ratios/supplemental data
      Net assets, end of period ....................................................................                  $13,412,230
                                                                                                                      ===========

Ratio of expenses to average net assets (a)
     Before expense reimbursements and waived fees .....................................................                     4.42 %
     After expense reimbursements and waived fees ......................................................                     1.75 %

Ratio of net investment loss to average net assets (a)
     Before expense reimbursements and waived fees .....................................................                    (3.36)%
     After expense reimbursements and waived fees ......................................................                    (0.69)%

Portfolio turnover rate ................................................................................                    31.71 %

(a) Annualized.














See accompanying notes to financial statements

                             THE TURNAROUND FUND(TM)

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Turnaround Fund(TM) (the "Fund") is a non-diversified series of shares of beneficial interest of the Turnaround Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2002 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The registered name is currently in the process of being changed legally to The Turnaround Fund(TM). For the purposes of these financial statements and the related financial statement footnotes, the Fund will be referred to as The Turnaround Fund. The Fund began operations on April 9, 2003. The investment objective of the Fund is to provide long-term growth of capital through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.001 par value beneficial interest shares that are authorized. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss, a reclassification adjustment for $33,368 has been charged to undistributed net realized gains and accumulated net investment loss has been credited $33,368, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.




                                                                     (Continued)

                             THE TURNAROUND FUND(TM)

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2004



     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Alsin Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.75% of the average daily net assets of the Fund for the fiscal year ending February 29, 2004. There can be no assurance that the Expense Limitation Agreement will continue in the future. Pursuant to the Expense Limitation Agreement, the Advisor has waived its fee amounting to $48,546 ($0.12 per share) and reimbursed $81,016 of the operating expenses incurred by the Fund for the period ended February 29, 2004.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.





                                                                     (Continued)

                             THE TURNAROUND FUND(TM)

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2004



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $12,410,447 and $1,601,701, respectively, for the period ended February 29, 2004.








































                                                                    (Continued)

                             THE TURNAROUND FUND(TM)

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                February 29, 2004
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is Post Office Box 7365, Eugene, Oregon 97401-0015. The Independent Trustees received aggregate compensation of $7,500 during the fiscal period ended February 29, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                              Number of
                                                                                            Portfolios in
                             Position(s)  Length                                            Fund Complex
       Name, Age and         held with    of Time          Principal Occupation(s)           Overseen by      Other Directorships
          Address            Fund/Trust   Served            During Past 5 Years                Trustee         Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                      Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Jeffrey F. Brotman, 40       Trustee     Since      Attorney/Managing  Member,  Ledgewood        1                 None
                                         04/2003    Law  Firm,   P.C.   and  Law   School
                                                    Professor,        University       of
                                                    Pennsylvania Law School
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Corydon H. Jensen, Jr., 61   Trustee     Since      President,   Station  Masters,   Inc.        1        Director,       Elmer's
                                         04/2003    (restaurant)                                          Restaurant,        Inc.
                                                                                                          (food service retailer)
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
James R. Mitchell, 63        Trustee     Since      Retired;    Previously,    President,        1                 None
                                         04/2003    Williams    Bakery,    Inc.   (bakery
                                                    company)
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                      Interested Trustees*
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Arne T. Alsin, 46*           Trustee,    Since      President,  Alsin Capital Management,        1                 None
                             Chairman    04/2003    Inc. (investment adviser to the Fund)
                             and
                             President
                             (Principal
                             Executive
                             Officer)
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
----------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness:  Mr. Alsin is an Interested Trustee because he is an officer of Alsin Capital  Management,  Inc., the investment adviser of the Fund.
----------------------------------------------------------------------------------------------------------------------------------
                                                         OTHER OFFICERS
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Glenn D. Surowiec, 32        Treasurer   Since      Senior    Analyst,    Alsin   Capital       n/a                 n/a
                             (Principal  04/2003    Management,   Inc.,   since  08/2001;
                             Financial              Associate/Manager,     Enron    Corp.
                             Officer)               (energy   company)  from  08/1999  to
                                                    08/2001;  previously,  student at Cox
                                                    School  of   Business   at   Southern
                                                    Methodist University
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
C. Frank Watson III, 33      Secretary   Since      President    and   Chief    Operating       n/a                 n/a
The Nottingham Company                   04/2003    Officer  of  The  Nottingham  Company
116 S. Franklin Street                              (administrator  to the  Fund),  since
Post Office Box 69                                  1999;  previously,   Chief  Operating
Rocky Mount, NC  27802                              Officer, The Nottingham Company
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Julian G. Winters, 35        Asst.       Since      Vice      President,       Compliance       n/a                 n/a
The Nottingham Company       Secretary   04/2003    Administration of
116 S. Franklin Street       and Asst.              The Nottingham Company
Post Office Box 69           Treasurer
Rocky Mount, NC  27802
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------

Deloitte
                                                     Deloitte & Touche LLP

                                                     Two World Financial Center
                                                     New York, NY  10281-1414
                                                     USA

                                                     Tel: +1-212-436-2000
                                                     Fax: +1-212-436-5000
                                                     www.deloitte.com


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of the Turnaround Investment Trust and Shareholders of Turnaround Fund:

We have audited the accompanying statement of assets and liabilities of Turnaround Fund (the "Fund"), including the portfolio of investments, for the period from April 9, 2003 (date of initial public investment) through February 29, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned for the period from April 9, 2003 (date of initial public investment) through February 29, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Turnaround Fund for the period from April 9, 2003 (date of initial public investment) through February 29, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

April 23, 2004

                                                        Member of
                                                        Deloitte Touche Tohmatsu

                   (This page was intentionally left blank.)

________________________________________________________________________________


                             THE TURNAROUND FUND(TM)

________________________________________________________________________________

                   a series of the Turnaround Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Item 2. CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(e)      Not applicable.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 11.(a)(1) below.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.


(a)(2) Mr. Jeffrey F. Brotman is the audit committee financial expert and he is "independent" for purposes of Item 3 of Form N-CSR.


(a)(3)   Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant were $15,000 for the fiscal year ended February 29, 2004. This amount represents aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

         The fiscal year ended February 29, 2004 was the initial fiscal year for the registrant.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal year ended February 29, 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - There were no tax fees billed to the registrant in the fiscal year ended February 29, 2004.

(d) All Other Fees - The registrant was billed a fee of $1,500 in the fiscal year ended February 29, 2004 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception. There were no other fees paid to the Accountant which were not disclosed in Items
         (a) through (c) above during the fiscal year ended February 29, 2004.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the fiscal year ended February 29, 2004 at the registrant's initial board of trustees meeting and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)      Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6. [Reserved]





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.




Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.





Item 10. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 11.(a)(1).


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust


By: (Signature and Title)        /s/ Arne T. Alsin
                                 ________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: May 6, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arne T. Alsin
                                 ________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: May 6, 2004





By:  (Signature and Title)       /s/ Glenn D. Surowiec
                                 ________________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: May 7, 2004